PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Automobiles 7.2%
Tesla, Inc.*	599,312	$633,340,935
Biotechnology 0.5%
BioNTech SE (Germany), ADR*(a)	174,990	45,112,422
Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)	221,469	84,722,966
KKR & Co., Inc.	590,978	44,027,861
S&P Global, Inc.	148,597	70,127,382
		198,878,209
Entertainment 4.9%
Netflix, Inc.*	442,532	266,598,978
ROBLOX Corp. (Class A Stock)*(a)	733,569	75,674,978
Sea Ltd. (Taiwan), ADR*	281,607	62,998,302
Spotify Technology SA*	94,406	22,093,836
		427,366,094
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	223,642	126,961,563
Health Care Equipment & Supplies 1.2%
Dexcom, Inc.*(a)	116,265	62,428,492
Intuitive Surgical, Inc.*	130,497	46,887,572
		109,316,064
Health Care Providers & Services 1.1%
UnitedHealth Group, Inc.	197,799	99,322,790
Hotels, Restaurants & Leisure 3.1%
Airbnb, Inc. (Class A Stock)*	625,524	104,143,491
Chipotle Mexican Grill, Inc.*	57,349	100,260,389
Marriott International, Inc. (Class A Stock)*	415,814	68,709,105
		273,112,985
Interactive Media & Services 10.9%
Alphabet, Inc. (Class A Stock)*	93,650	271,307,796
Alphabet, Inc. (Class C Stock)*	93,577	270,773,471
Match Group, Inc.*(a)	676,148	89,420,573

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services (cont’d.)
Meta Platforms, Inc. (Class A Stock)*	530,416	$178,405,422
Snap, Inc. (Class A Stock)*	2,259,269	106,253,421
ZoomInfo Technologies, Inc.*	569,870	36,585,654
		952,746,337
Internet & Direct Marketing Retail 7.2%
Amazon.com, Inc.*	157,809	526,188,861
MercadoLibre, Inc. (Argentina)*	74,620	100,617,608
		626,806,469
IT Services 14.0%
Adyen NV (Netherlands), 144A*	57,242	150,511,023
Block, Inc.*(a)	689,756	111,402,492
Mastercard, Inc. (Class A Stock)	376,656	135,340,034
Okta, Inc.*	194,377	43,573,492
PayPal Holdings, Inc.*	477,038	89,959,826
Shopify, Inc. (Canada) (Class A Stock)*	266,288	366,782,428
Snowflake, Inc. (Class A Stock)*	345,608	117,074,710
Twilio, Inc. (Class A Stock)*	236,001	62,148,503
Visa, Inc. (Class A Stock)(a)	669,577	145,104,032
		1,221,896,540
Life Sciences Tools & Services 1.1%
Danaher Corp.	304,998	100,347,392
Multiline Retail 1.3%
Target Corp.	479,452	110,964,371
Personal Products 1.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	458,262	169,648,593
Pharmaceuticals 1.9%
Eli Lilly & Co.	594,032	164,083,519
Road & Rail 1.8%
Uber Technologies, Inc.*	3,779,071	158,456,447
Semiconductors & Semiconductor Equipment 6.7%
NVIDIA Corp.	1,652,679	486,069,420
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	841,770	101,273,349
		587,342,769

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 16.2%
Adobe, Inc.*	450,544	$255,485,480
Atlassian Corp. PLC (Class A Stock)*	419,525	159,960,687
Crowdstrike Holdings, Inc. (Class A Stock)*	531,132	108,749,277
HubSpot, Inc.*	67,415	44,436,597
Microsoft Corp.	1,349,570	453,887,383
salesforce.com, Inc.*	978,871	248,760,487
Trade Desk, Inc. (The) (Class A Stock)*	960,799	88,047,620
Workday, Inc. (Class A Stock)*	206,837	56,503,732
		1,415,831,263
Specialty Retail 2.7%
Home Depot, Inc. (The)	300,804	124,836,668
TJX Cos., Inc. (The)	1,448,440	109,965,565
		234,802,233
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	2,849,833	506,044,846
Textiles, Apparel & Luxury Goods 6.3%
Kering SA (France)	131,420	105,750,156
Lululemon Athletica, Inc.*	244,441	95,686,430
LVMH Moet Hennessy Louis Vuitton SE (France)	218,927	181,067,500
NIKE, Inc. (Class B Stock)	1,014,926	169,157,716
		551,661,802

Total Long-Term Investments (cost $3,457,768,776)		8,714,043,643

Short-Term Investments 3.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	107,180,354	107,180,354

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $175,109,451; includes $175,099,341 of cash collateral for securities on loan)(b)(wa)	175,281,660	$175,158,964

Total Short-Term Investments (cost $282,289,805)		282,339,318

TOTAL INVESTMENTS 102.7% (cost $3,740,058,581)		8,996,382,961
Liabilities in excess of other assets (2.7)%		(238,645,483)

Net Assets 100.0%		$8,757,737,478

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,992,576; cash collateral of $175,099,341 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
4